Warrants and Options	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Warrants and Options

NOTE 10: WARRANTS AND OPTIONS

On September 1, 2012, the Company adopted the Employee Stock Option Plan (“2012 Plan”), wherein 25,000,000 shares of common stock were reserved for issuance. The 2012 Plan is intended to assist the Company in securing and retaining key employees, directors and consultants by allowing them to participate in the Company's ownership and growth through the grant of incentive and non-qualified options.

On September 1, 2012, the Company, under its 2012 Plan, granted qualified stock options to purchase 6,500,000 shares of its common stock.  Of the total options granted, 5,000,000 were granted to the sole officer of the Company at $0.10 per share, and 1,500,000 were granted to a consultant at $0.25 per share.  All options are for a period 5 years, vest quarterly over a period of two (2) years, and were valued using the Black-Scholes valuation method at $0.41 per share, or $2,665,000, which is being amortized over a 24-month period.

Options Outstanding		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.10	5,000,000	4.25	$500,000	$0.10
$0.25	1,500,000	4.25	375,000	$0.25
	6,500,000	4.25	$875,000	$0.20

Options Activity		Weighted
	Number	Average
	of Shares	Exercise Price

Outstanding at January 31, 2013	6,500,000	$0.20
Issued	-	-
Exercised	-	-
Expired / Cancelled	-	-
Outstanding at July 31, 2013	6,500,000	$0.20

During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, the Company expensed a total of $444,166 and $222,083 in stock option compensation. There remains $1,998,751 and $2,442,917 in deferred stock option compensation at July 31, 2013 and January 31, 2013, respectively, to be amortized over the next 15 months.

As of July 31, 2013 and January 31, 2013, the Company has no warrants and 6,500,000 options issued and outstanding.